Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Beginning balance	$ 205,420	$ 259,547
Increases (decreases) related to tax positions taken during prior years	(14,550)	91,202
Increases related to tax positions taken during the current year	44,835	142,875
Decrease related to settlement with the ITA		(288,204)
Ending balance	$ 235,705	$ 205,420